SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended
Jun. 30, 2023
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a) Basis of Presentation and Principles of Consolidation

The consolidated financial statements as of June 30, 2023 and for the six-month periods ended June 30, 2023 and 2022 are unaudited. The accompanying unaudited consolidated financial statements have been prepared by the Company in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for interim financial reporting. In the opinion of management, all adjustments (consisting of normal recurring adjustments) have been made that are necessary to present fairly the financial position, the results of its operations and cash flows. Operating results as presented are not necessarily indicative of the results to be expected for a full year. These consolidated financial statements and related notes should be read in conjunction with the consolidated financial statements and notes thereto included in the Company’s Form 20-F for the year ended December 31, 2022 filed on April 25, 2023 with the Securities and Exchange Commission.

The consolidated financial statements include the accounts of the Company, and its subsidiaries. All significant intercompany accounts and transactions have been eliminated in consolidation.

(b) Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenue and expenses during the reporting period. The Company’s significant estimates include its accounts receivable, assessment of credit losses, fair value of stock options and warrants, valuation allowance of deferred tax assets, useful lives of property and equipment, the recoverability of long-lived assets, revenue recognition, valuation of prepayments, goodwill, and other intangible assets, inventories, cryptocurrencies, purchase price allocation of business combination, right-of-use assets, and lease liabilities. Management makes these estimates using the best information available at the time the estimates are made; however actual results could differ from those estimates.

TAOPING INC.

NOTES TO THE UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS

(c) Economic, Pandemic, Political, and Currency Exchange Risks

All the Company’s revenue-generating operations are conducted in Hong Kong and mainland China. Accordingly, the Company’s business, financial condition and results of operations may be influenced by the political, economic, public health, and legal environments in the PRC, and by the general state of the PRC economy. The Company’s operations in the PRC are subject to special considerations and significant risks that are not typically pertaining to the companies in North America and Western Europe. These include risks associated with, among others, the political, economic, public health concerns with persistent outbreaks of COVID-19 infections in various regional localities, and legal environments, geopolitical influences, and foreign currency exchange, notably in recent events, where the government’s sudden interventions or modifications of the laws and regulations currently in effective could negatively impact the Company’s operations and financial results.

The functional currency of the Company is primarily Chinese Renminbi Yuan (“RMB”), which is not freely convertible into foreign currencies. The Company cannot guarantee that the current exchange rate will remain steady. Therefore, there is a possibility that the Company could post the same amount of profit for two comparable periods and yet, because of fluctuating exchange rates, record higher or lower profit depending on exchange rate of RMB. RMB converted to U.S. dollars on the relevant dates. The exchange rate could fluctuate depending on changes in the political and economic environment without notice.

(d) Cash and Cash Equivalents

The Company considers all highly liquid investments purchased and cash deposits with financial institutions with original maturities of three months or less to be cash equivalents. The Company had no cash equivalents as of June 30, 2023 or December 31, 2022.

The Company maintains its cash accounts at credit worthy financial institutions and closely monitors the movements of its cash positions. As of June 30, 2023, and December 31, 2022, approximately $0.5 million and $1.0 million of cash, respectively, was held in bank accounts in Hong Kong and mainland China.

(e) Accounts Receivable, Accounts Receivable – related parties, and Concentration of Risk

Accounts receivable are recognized and carried at carrying amount less an allowance for credit loss, if any. The Company maintains an allowance for credit losses resulting from the inability of its customers to make required payments based on contractual terms. The Company reviews the collectability of its receivables on a regular and ongoing basis according to historical trend, and estimates its provision for expected credit losses on receivables aging analysis.

The Company estimates allowance for credit losses for the anticipation of future economic condition and credit risk indicators of customers, including the potential impact of the COVID-19 pandemic on its customers’ businesses. After all attempts to collect a receivable have failed, the receivable is written off against the allowance. In the event the Company recovers amounts previously reserved for, the Company will reduce the specific allowance for credit losses. The balance of allowance for credit losses for the six-month ended June 30, 2023 has decreased approximately $0.9 million from the year ended December 31, 2022.

TAOPING INC.

NOTES TO THE UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS

Accounts receivable as of June 30, 2023 and December 31, 2022 are as follows:

	June 30, 2023	December 31, 2022
	(Unaudited)
Accounts Receivable	$17,051,559	$20,159,165
Allowance for credit losses	(10,791,126)	(10,957,920)
Accounts Receivable, net	$6,260,433	$9,201,245
Accounts Receivable - related parties	$13,908,789	$14,617,746
Allowance for credit losses - related parties	(13,857,340)	(14,526,375)
Accounts Receivable - related parties, net	$51,449	$91,371

The normal credit term is ranging from 1 month to 3 months after the customers’ acceptance of high-end data storage servers or software, and completion of advertising and other services, and ranging from 1 month to 6 months after the customers’ acceptance of ads display terminals. However, because of various factors of business cycle, the actual collection of outstanding accounts receivable may be beyond the normal credit terms.

The allowance for credit losses at June 30, 2023 and December 31, 2022, totaled approximately $24.6 million and $25.5 million, respectively, representing management’s best estimate. The following table describes the movements for allowance for credit losses during the six-month period ended June 30, 2023 and the year ended December 31, 2022:

Balance at January 1, 2022	$27,262,848
Decrease for balance due to transfer of a company	(771,189)
Increase in allowance for credit losses	674,664
Foreign exchange difference	(1,682,028)
Balance at December 31, 2022	$25,484,295
Increase in allowance for credit losses	973,909
Foreign exchange difference	(1,809,738)
Balance at June 30, 2023 (Unaudited)	$24,648,466

TAOPING INC.

NOTES TO THE UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS

(f) Fair Value Accounting

Financial Accounting Standards Board (FASB) Accounting Standards Codifications (ASC) 820-10 “Fair Value Measurements and Disclosures”, establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). As required by FASB ASC 820-10, assets are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. The three levels of the fair value hierarchy under FASB ASC 820-10 are described below:

Level 1	Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2	Quoted prices in markets that are not active, or inputs that are observable, either directly or indirectly, for substantially the full term of the asset or liability; and
Level 3	Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (supported by little or no market activity).

(g) Inventories, net

Inventories are valued at the lower of cost (weighted average basis) and net realizable value. Net realizable value is the expected selling price in the ordinary course of business minus any costs of completion, disposal, and transportation to make the sale.

The Company performs an analysis of slow-moving or obsolete inventory periodically and any necessary valuation reserves, which could potentially be significant, are included in the period in which the evaluations are completed. Any inventory impairment results in a new cost basis for accounting purposes.

TAOPING INC.

NOTES TO THE UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS

(h) Property, equipment and software, net

Property, equipment and software are stated at cost less accumulated amortization and depreciation. Amortization and depreciation are provided over the assets’ estimated useful lives, using the straight-line method. Estimated useful lives of property, equipment and software are as follows:

Office buildings	20-50 years
Lease improvement	Shorter of lease term or assets lives
Electronics equipment, furniture and fixtures	3-5 years
Motor vehicles	5 years
Purchased software	5 years
Media display equipment	5 years
Cryptocurrency mining machine	3 years

Expenditures for maintenance and repairs, which do not materially extend the useful lives of the assets, are charged to expense as incurred. Expenditures for major renewals and betterments which substantially extend the useful life of assets are capitalized. The cost and related accumulated depreciation of assets retired or sold are removed from the respective accounts, and any gain or loss are included in the Company’s results of operations.

(i) Goodwill

ASC 350-30-50, “Goodwill and Other Intangible Assets”, requires the testing of goodwill and indefinite-lived intangible assets for impairment at least annually. The Company tests goodwill for impairment in the fourth quarter each year or earlier if an indicator of impairment exists.

Under applicable accounting guidance, the goodwill impairment analysis is a two-step test. The first step of the goodwill impairment test involves comparing the fair value of each reporting unit with its carrying amount including goodwill. If the fair value of a reporting unit exceeds its carrying amount, goodwill of the reporting unit is considered not impaired; however, if the carrying amount of the reporting unit exceeds its fair value, the second step must be performed to measure potential impairment.

The second step involves calculating an implied fair value of goodwill for each reporting unit for which the first step indicated possible impairment. If the implied fair value of goodwill exceeds the goodwill assigned to the reporting unit, there is no impairment. If the goodwill assigned to a reporting unit exceeds the implied fair value of goodwill, an impairment charges recorded for the excess.

(j) Cryptocurrencies

Cryptocurrencies held, including Bitcoin and Ethereum, are accounted for as intangible assets with indefinite useful lives. An intangible asset with an indefinite useful life is not amortized but assessed for impairment annually, or more frequently, when events or changes in circumstances occur indicating that it is more likely than not that the indefinite-lived asset is impaired. Impairment exists when the carrying amount exceeds its fair value, which is measured using the quoted price of the cryptocurrency at the time its fair value is being measured. If the carrying amount of the cryptocurrency exceeds its fair value, the Company recognizes an impairment loss in an amount equal to that excess. Subsequent reversal of impairment losses is not permitted.

There are no cash flows from cryptocurrencies included in net cash used in operating activities since the revenue recognized from mining is a noncash activity. The sales of cryptocurrencies are included within investing activities in the consolidated statements of cash flows and any realized gains or losses from such sales are included in other income (expense) in the consolidated statements of operations. The Company accounts for its gains or losses in accordance with the first in first out (FIFO) method of accounting.

Upon disposal of cryptocurrencies, the Company will evaluate whether the control of the cryptocurrencies is transferred in accordance with ASC 610-20. The control over the cryptocurrencies disposed will transfer at the same time of the disposal, hence the cryptocurrencies transferred will be derecognized at the same time of the disposal. The gain or loss on disposal is calculated as the difference between the consideration allocated to each distinct cryptocurrency and its carrying amount.

TAOPING INC.

NOTES TO THE UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS

(k) Business combination

In accordance with ASC 805, the Company applies acquisition method to account for business combination. The acquisition method requires that the fair value of the underlying exchange transaction is used to establish a new accounting basis of the acquired entity upon the acquirer taking control over the acquiree. Furthermore, because of obtaining control the acquirer is responsible and accountable for all of the acquiree’s assets, liabilities and operations, the acquirer recognizes and measures the assets acquired and liabilities assumed at their full fair values as of the date control is obtained, which may result in goodwill, when purchase consideration exceeds the net of fair value of the assets acquired and liabilities assumed, or a bargain purchase gain, when the net of fair value of the assets acquired and liabilities assumed exceeds the purchase consideration, regardless of the percentage ownership in the acquiree or how the acquisition was achieved.

(l) Disposal of subsidiary

The Company deconsolidates a subsidiary upon the loss of control, the related subsidiary’s assets (including goodwill), liabilities, non-controlling interest and other components of equity are de-recognized. This may mean that amounts previously recognized in other comprehensive income are reclassified to profit or loss.

Any consideration received is recognized at fair value. Any resultant gain or loss is recognized in the Statement of Operations.

(m) Long-term investment

The Company’s long-term investment consists of investments accounted for under the equity method and equity investments without readily determinable fair value. Pursuant to ASC 321, equity investments, except for those accounted for under the equity method, those that result in consolidation of the investee and certain other investments, are measured at fair value, and any changes in fair value are recognized in earnings. For equity securities without readily determinable fair value and do not qualify for the existing practical expedient in ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”) to estimate fair value using the net asset value per share (or its equivalent) of the investment, the Company elected to measure those investments at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investments of the same issuer, if any.

For equity investments that the Company elects to measure at cost, less any impairment, plus or minus changes resulting from observable price changes, the Company makes a qualitative assessment considering impairment indicators to evaluate whether investments are impaired at each reporting date. Impairment indicators considered include, but are not limited to, a significant deterioration in the earnings performance or business prospects of the investee, including factors that raise significant concerns about the investee’s ability to continue as a going concern, a significant adverse change in the regulatory, economic, or technologic environment of the investee and a significant adverse change in the general market condition of either the geographical area or the industry in which the investee operates. If a qualitative assessment indicates that the investment is impaired, the entity has to estimate the investment’s fair value in accordance with the principles of ASC 820. For equity investments without readily determinable fair value, the Company uses Level 3 inputs of fair value accounting in accordance with ASC 820-10 and recognizes impairment loss other than temporary in the statement of operations equal to the difference between its initial investment and its proportional share of the net book value of the investee’s net assets which approximates its fair value.

For impairment on equity investments without readily determinable fair value, the Company uses Level 3 inputs of fair value accounting in accordance with ASC 820-10 and recognizes impairment loss in the statement of operations equal to the difference between its initial investment and its proportional share of the net book value of investee’s net assets which approximates its fair value if those are determined to be other than temporary.

TAOPING INC.

NOTES TO THE UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS

(n) Operating leases - Right-of-use assets and lease liabilities

The Company accounts for lease under ASC 842 “Leases”, and also elects practical expedient not to separate non-lease component from lease components in accordance with ASC 842-10-15-37 and instead to account for each separate lease component and the non-lease components associated with that lease component as a single lease component. The Company also elects the practical expedient not to recognize lease assets and lease liabilities for leases with a term of 12 months or less.

The Company recognized a lease liability and corresponding right-to-use asset based on the present value of minimum lease payments discounted at the Company’s incremental borrowing rate. The Company records amortization and interest expense on a straight-line basis based on lease terms and reduces lease liabilities upon making lease payments.

(o) Revenue Recognition

In accordance with the ASC 606, the Company recognizes revenues net of applicable taxes, when goods or services are transferred to customers in an amount that reflects the consideration to which the Company expects to receive in exchange for those goods or services.

The Company generates its revenues primarily from five sources: (1) product sales, (2) software sales, (3) advertising, (4) crypto-currency mining, and (5) other sales. Revenue is recognized when obligations under the terms of a contract with our customers are satisfied, generally, upon delivery of the goods and services and receipts of cryptocurrencies from cryptocurrency mining pools.

Although our performance obligation in our contracts with the mining pool operator is the provision of computing power, we are not entitled to any compensation for computing power provided when the pool operator is unsuccessful in placing a block to the blockchain.

Revenue - Products

Product revenues are generated primarily from the sale of Cloud-Application-Terminal based digital ads display terminals with integrated software essential to the functionality of the hardware to our customers (inclusive of related parties) and high-end data storage servers. Although manufacturing of the products has been outsourced to the Company’s Original Equipment Manufacturer (OEM) suppliers, the Company has acted as the principal of the contract. The Company recognized the product sales at the point of delivery. The Company may from time to time provide future unspecified software upgrades to the hardware products’ essential software, which is expected to be infrequent and, free of charge. Non-software service is mainly the one-time training session provided to the customer to familiarize them with the software operation upon the customer’s initial introduction to the software platform. The costs of providing infrequent software upgrade and training are de minimis. As a result, the Company does not allocate transaction price to software upgrade and customer training. Product sales are classified as “Revenue-Products” on the Company’s consolidated statements of operations.

TAOPING INC.

NOTES TO THE UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS

Revenue - Software

The Company designs and develops software products. Software development projects usually include developing software, integrating various isolated software systems into one, and testing the system. The design and build services, together with the integration of the various elements, are generally determined to be essential to the functionality of the delivered software. The contracted price is usually paid at the delivery of the software. The Company usually provides non-software services including after-sale support, technical training. The technical training only occurs at the introduction of the software. The software is highly specialized and stable, after-sale support and subsequent upgrade or enhancement are infrequent. The Company has estimated the costs associated with the non-software performance obligations and concludes that these obligations are de minimis to the overall contract. Therefore, the Company does not further allocate transaction price.

The Company usually completes the software support service in one-off and recognizes the revenue at the point of delivery of service because the Company does not have an enforceable right to payment for performance completed to date. Revenues from software development contracts are classified as “Revenue-Software” on the Company’s consolidated statements of operations.

Revenue - Advertising

The Company generates revenues primarily from providing advertising slots to customers to promote their businesses by broadcasting advertisements on identifiable digital ads display terminals and vehicular ads display terminals in different geographic regions and locations through a cloud-based new media sharing platform. The Company also contracts individuals to promote special events or for various occasions. The Company is only obligated to broadcast the advertisements to the contracted digital ads display terminals, and therefore allocates 100% of the transaction price to advertisement broadcasting. The transaction price for advertisement broadcasting is fixed based on the numbers of advertisement delivery and duration of the contract, and has no variable consideration, or significant financing component, or subsequent price change, and is not refundable.

The Company recognizes the revenues, net of applicable taxes, from advertisement broadcasting contracts with customers over the contracted advertising duration.

TAOPING INC.

NOTES TO THE UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS

Revenue - Cryptocurrency mining

The Company has entered into digital asset mining pools by executing contracts with the mining pool operators to provide computing power to the mining pool. The contracts are terminable under certain circumstances. Both the Company and the mining pool operator have the right to terminate the contract at any time, with or without clause, and without compensation. In exchange for providing computing power, the Company is entitled to a fractional share of the fixed cryptocurrency awards the mining pool operator receives (less digital asset transaction fees to the mining pool operator, if any.) for successfully adding a block to the blockchain. The Company’s fractional share is based on the proportion of computing power the Company contributed to the mining pool operator to the total computing power contributed by all mining pool participants in solving the current algorithm. The contract first exists upon the successful placement of a block on the blockchain by the pool operator because that is the point when the parties have performed their contract obligation and neither party can unilaterally terminate the contract without compensating the other party.

Providing computing power in digital asset transaction verification services is an output of the Company’s ordinary activities. The provision of providing such computing power is the only performance obligation in the Company’s contract with mining pool operator.

The transaction consideration the Company receives, if any, is noncash consideration, which the Company measures at fair value using the quoted price from principal market of the related cryptocurrency on the date received, which is not materially different than the fair value at the contract inception or at the time the Company has earned the award from the pools. The consideration is variable. Because it is not probable that a significant reversal of cumulative revenue will not occur (ASC 606-10-32-11), the consideration is constrained until the mining pool operator successfully places a block (by being the first to solve an algorithm), and the Company receives confirmation of the consideration it will receive, at which time revenue is recognized. There is no financing component, nor allocation of transaction price in these transactions.

Revenue - Other

The Company also reports other revenue which comprises revenue generates from System upgrade and technical support services, platform service fee, and rental income.

System upgrade and technical support revenue is recognized when performance obligations are satisfied upon completion of the services. Platform service fee is charged based on number of the display terminals used by the customers or a percentage of advertising revenue generated by the display terminals. Platform service revenue is recognized on a monthly basis over the contract period.

The Company follows ASC 842 – Leases that requires lessor to identify the underlying assets and allocate rental income among considerations in lease and non-lease components. The Company owns a unit of office space renting out to a third party with lease terms of two years starting from May 1, 2022. The lease agreements have fixed monthly rental payments, and no non-lease component or option for lessees to purchase the underlying assets. The Company collects monthly rental payments from the lessees, and has generated approximately $128,360 and $150,000 rental income for the periods ended June 30, 2023, and 2022, respectively.

Annual minimum rental income to be received in the next 5 years:
2023	128,360
2024	85,573
Total	213,933

Contract balances

The Company records advances from customers when cash payments are received or due in advance of our performance. For the six months ended June 30, 2023 and 2022, the Company recognized revenue of $463,455 and $9,000, respectively, that was included in the advances from customers balance at the beginning of each reporting period.

Practical expedients and exemptions

The Company generally expenses sales commissions if any incurred because the amortization period would have been one year or less. In many cases, the Company is approached by customers for customizing software products for their specific needs without incurring significant selling expenses.

The Company does not disclose the value of unsatisfied performance obligations for contracts with an original expected length of one year or less.

(p) Cost of Sales - advertising and cost of cryptocurrencies

The cost of sales for advertising revenue mainly comprises of direct costs of generating advertising revenue including lease expense for the wall space, to where the ads display terminal to be installed, installation costs of ads display terminals, depreciation of display termination, labor, and other related expenses.

The cost of sales for cryptocurrencies revenue consists primarily of direct costs of earning Bitcoin and Ethereum related to mining operations, including mining platform fees, mining pool fees, mining facility rental fees, electric power costs, other utilities, depreciation of mining machines, labor, insurance, and among other ancillary costs.

TAOPING INC.

NOTES TO THE UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS

(q) Discontinued Operations

The Company follows “ASU 2014-08, Presentation of Financial Statements (Topic 205) and Property, Plant and Equipment (Topic 360): Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity” for reporting discontinued operations. Under the revised standard, a discontinued operation must represent a strategic shift that has or will have a major effect on an entity’s operations and financial results. Examples could include a disposal of a major line of business, a major geographical area, a major equity method investment, or other major parts of an entity. The revised standard also allows an entity to have certain continuing cash flows or involvement with the component after the disposal. Additionally, the standard requires expanded disclosures about discontinued operations that will provide financial statement users with more information about the assets, liabilities, income, and expenses of discontinued operations.

(r) Segment reporting

Segment information is consistent with how the Chief Operating Decision Maker, i.e., the Directors of the Company, review the businesses, make investing and resource allocation decisions and assess operating performance. Transfers and sales between reportable segments, if any, are recorded at cost.

The Company reports financial and operating information in the following three segments:

(1)	Cloud-based Technology (CBT) segment — It includes the Company’s cloud-based products, high-end data storage servers and related services sold to private sectors including new media, healthcare, education and residential community management, and among other industries and applications. In this segment, the Company generates revenues from the sales of hardware and software total solutions with proprietary software and content as well as from designing and developing software products specifically customized for private sector customers’ needs for a fixed price. The Company includes the revenue and cost of revenue of high-end data storage servers in the CBT segment. Advertising services is included in the CBT segment, after the Company consummated the acquisition of TNM. Advertisements are delivered to the ads display terminals and vehicular ads display terminals through the Company’s cloud-based new media sharing platform. Incorporation of advertising services complements the Company’s out-of-home advertising business strategy.

(2)	Blockchain Technology (BT) segment — The BT segment is the Company’s newly formed business sector in 2021. Cryptocurrency mining is the first initiative implemented in the BT segment. However, due to the decreased output and the highly volatile cryptocurrency market, the Company had ceased the operation of the BT segment by December 2022.

(3)	Traditional Information Technology (TIT) segment — The TIT segment includes the Company’s project-based technology products and services sold to the public sector. The solutions the Company has sold primarily include Geographic Information Systems (GIS), Digital Public Security Technology (DPST), and Digital Hospital Information Systems (DHIS). In this segment, the Company generates revenues from sales of hardware and system integration services. As a result of the business transformation, the TIT segment is gradually being phased out in 2021.

(s) Recent Accounting Pronouncements

In August 2020, the FASB issued ASU No. 2020-06 (“ASU 2020-06”) “Debt—Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity.” ASU 2020-06 will simplify the accounting for convertible instruments by reducing the number of accounting models for convertible debt instruments and convertible preferred stock. Limiting the accounting models results in fewer embedded conversion features being separately recognized from the host contract as compared with current GAAP. Convertible instruments that continue to be subject to separation models are (1) those with embedded conversion features that are not clearly and closely related to the host contract, that meet the definition of a derivative, and that do not qualify for a scope exception from derivative accounting and (2) convertible debt instruments issued with substantial premiums for which the premiums are recorded as paid-in capital. ASU 2020-06 is effective for public business entities fiscal years beginning after December 15, 2021, and interim periods within those fiscal years. The adoption of ASU 2020-06 did not have material impact on the group’s consolidated financial statements.

TAOPING INC.

NOTES TO THE UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS

In January 2020, the FASB issued ASU 2020-01, Investments-Equity Securities (Topic 321), Investments-Equity Method and Joint Ventures (Topic 323), and Derivatives and Hedging (Topic 815)-Clarifying the Interactions between Topic 321, Topic 323, and Topic 815. The guidance provides clarification of the interaction of rules for equity securities, the equity method of accounting and forward contracts and purchase options on certain types of securities. ASU 2020-01 is effective for the Company in the first quarter of 2021. The adoption did not have any significant impact on the Company’s consolidated financial statements.

In October 2021, the FASB issued ASU 2021-08, Business Combination (Topic 805) “Accounting for Contract Assets and Contract Liabilities from Contracts with Customers”. The ASU 2021-08 requires that an entity (acquirer) recognizes and measures contract assets and contract liabilities acquired in a business combination in accordance with Topic 606. At the acquisition date, an acquirer should account for the related revenue contracts in accordance with Topic 606 as if it had originated the contracts. The ASU 2021-08 also provides certain practical expedients for acquirers when recognizing and measuring acquired contract assets and contract liabilities from revenue contracts in a business combination. The ASU 2021-08 also applies to contract assets and contract liabilities from other contracts to which the provisions of Topic 606 apply, such as contract liabilities from the sale of nonfinancial assets within the scope of Subtopic 610-20, Other Income—Gains and Losses from the Derecognition of Nonfinancial Assets. For public business entities, the ASU 2021-08 is effective for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2023, including interim periods within those fiscal years. The ASU 2021-08 should be applied prospectively to business combinations occurring on or after the effective date of the amendments. Early adoption of the amendments is permitted, including adoption in an interim period. An entity that early adopts in an interim period should apply the amendments (1) retrospectively to all business combinations for which the acquisition date occurs on or after the beginning of the fiscal year that includes the interim period of early application and (2) prospectively to all business combinations that occur on or after the date of initial application. Adoption of ASU 2021-08 is not expected to have material impact on the consolidated financial statements.

In November 2021, the FASB issued ASU 2021-10, Government Assistance (Topic 832), “Disclosures by Business Entities about Government Assistance”. The ASU 2021-10 requires the following annual disclosures about transactions with a government that are accounted for by applying a grant or contribution accounting model by analogy: 1. Information about the nature of the transactions and the related accounting policy used to account for the transactions 2. The line items on the balance sheet and income statement that are affected by the transactions, and the amounts applicable to each financial statement line item 3. Significant terms and conditions of the transactions, including commitments and contingencies. The amendments in this Update are effective for all entities within their scope for financial statements issued for annual periods beginning after December 15, 2021. Early application of the amendments is permitted. An entity should apply the amendments in this Update either (1) prospectively to all transactions within the scope of the amendments that are reflected in financial statements at the date of initial application and new transactions that are entered into after the date of initial application or (2) retrospectively to those transactions. Adoption of ASU 2021-10 is not expected to have material impact on the consolidated financial statements.

The Company has considered all other recently issued accounting pronouncements and does not believe that the adoption of such pronouncements will have a material impact on the consolidated financial statements.

TAOPING INC.

NOTES TO THE UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS